UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                                    811-10623
                      (Investment Company Act file number)


                                  DECS TRUST IX
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

      c/o The Bank of New York
          101 Barclay Street
          New York, New York                                     10286
----------------------------------------                      ----------
(Address of principal executive offices)                      (Zip code)

                                Ms. Betty Cocozza
                              The Bank of New York
                               101 Barclay Street
                            New York, New York 10286
                     ---------------------------------------
                     (Name and address of agent for service)

                                  212-815-2909
              ----------------------------------------------------
              (Registrant's telephone number, including area code)

                                December 31, 2004
                            -------------------------
                            (Date of fiscal year end)

                                  June 30, 2004
                           --------------------------
                           (Date of reporting period)

ITEM 1. PROXY VOTING RECORD


     Since the sale by the registrant of its DECS securities, the portfolio securities held by the registrant have consisted solely of United States Treasury STRIPS and a forward purchase contract exercisable for shares of common stock of LaBranche & Co Inc., neither of which entitle the registrant to vote on any matter. During the twelve-month period ended June 30, 2004, no matters were submitted for consideration by holders of the portfolio securities held by the registrant.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: October 18, 2004

                                         DECS TRUST IX



                                         By: /s/ Donald J. Puglisi
                                             ---------------------
                                         Name:   Donald J. Puglisi
                                         Title:  Managing Trustee